Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Schedule of Other Assets
Prepayment and other current assets consist of the following:

	As of
	December 31, 2021	December 31, 2022

Value-added tax receivable	79,009	102,453
Loans and advance to employees 1	14,934	11,583
Prepayments of IT service fee	1,042	10,881
Deposit to third-party advertising platforms 2	14,981	6,087
Deposit to third-party payment service providers 3	19,359	5,378
Prepayments of advertising fee (4)	4,216	4,352
Cooperation service fee – current portion (Note 3b)	1,532	1,674
Prepayment for the use of contents 5	17,512	1,665
Prepayments of business insurance	2,600	1,068
Lease deposits-current portion	5,646	876
Others	12,046	12,794

Total	172,877	158,811

Other non-current assets:
Long-term cooperation service fee (Note 3b)	2,644	1,476
Long-term lease deposits	2,165	1,426

Total	4,809	2,902

(1)	Loans to employees mainly represents loans to the employees to meet their personal needs for a period within one year.
(2)
Deposit to third-party advertising platforms represents the deposit made to third-party advertising platforms that the Group provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display the advertisements. The deposit is used to secure the timely payment of the agent and platform service fee received by the Group to the third-party platforms.

(3)
Deposit to third party payment service providers represent cash prepaid to the Group’s third party on-line payment service providers, which will be used to settle the Group’s obligation for outstanding user loyalty payable or content procurement fee to professional third party media companies and freelancers. As of December 31, 2021 and 2022, no allowance for current expected credit losses was provided for the prepayment.

(4)
Prepayments of advertisement fee represent prepayments made to service providers for future services to promote the Company’s mobile applications through online and media advertising. Such service providers charge expenses based on activities during the month, and once confirmed by the Company, the expenses will be deducted from the prepayments already made by the Company. Prepayments of advertising fee is recorded when prepayments are made to service providers and are expensed as services are provided.

(5)	Prepayment for the use of contents represents the payment to the content providers for the use of the content on the Company’s mobile applications for a period from 6 to 12 months.